Summary of significant accounting policies - Schedule of maturity analysis for Group’s financial liabilities (Details) - Liquidity risk - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	€ 132,242	€ 77,980
Lease liabilities	59,563	63,464
Refund liabilities	147,098	301,145
Trade payables and accruals	41,491	68,119
Tax and employee-related liabilities	10,778	10,101
Other liabilities	87	52
Non-derivative financial liabilities, undiscounted cash flows	391,260	520,861
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	11,629	7,121
Lease liabilities	26,674	4,060
Refund liabilities	140,098	101,070
Trade payables and accruals	41,491	68,119
Tax and employee-related liabilities	10,778	10,101
Other liabilities	87	27
Non-derivative financial liabilities, undiscounted cash flows	230,756	190,499
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	74,815	48,560
Lease liabilities	5,915	29,011
Refund liabilities	0	132,355
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	25
Non-derivative financial liabilities, undiscounted cash flows	80,731	209,952
Between 3 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	44,859	20,534
Lease liabilities	5,706	5,761
Refund liabilities	7,000	55,000
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
Non-derivative financial liabilities, undiscounted cash flows	57,565	81,295
Between 5 and 10 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	939	1,765
Lease liabilities	11,620	12,798
Refund liabilities	0	12,720
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
Non-derivative financial liabilities, undiscounted cash flows	12,559	27,282
Between 10 and 15 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	0
Lease liabilities	9,568	9,928
Refund liabilities	0	0
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
Non-derivative financial liabilities, undiscounted cash flows	9,568	9,928
Over 15 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	0
Lease liabilities	80	1,905
Refund liabilities	0	0
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
Non-derivative financial liabilities, undiscounted cash flows	€ 80	€ 1,905